TAXES ON INCOME (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage Of Tariff On Import Of Goods	17.00%
Israeli corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate		23.00%	23.00%	23.00%
Federal tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries		21.00%	21.00%	21.00%
State tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries		3.41%	3.41%	3.41%
Israeli subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward operating tax losses from israeli subsidiaries		$ 140,000	$ 86,000